SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Nature of the Business
Nature of the Business

On July 14, 2015, LaserLock Technologies, Inc. changed its name to VerifyMe, Inc., effective July 23, 2015. As used in this report, unless the context otherwise indicates, any reference to “VerifyMe,” “our Company,” “the Company,” “us,” “we” and “our” refers to VerifyMe, Inc. a Nevada corporation.

The Company was incorporated in the State of Nevada on November 10, 1999. The Company is based in New York, New York and its common stock, par value $0.001 per share (the “Common Stock”), is traded on the over-the-counter market and quoted on the OTC QB, organized by the OTC Markets Group, Inc., and the OTC Bulletin Board under the ticker symbol “VRME.”

The Company is a technology pioneer in the anti-counterfeiting industry. This broad market encompasses counterfeiting of physical and material goods and products, as well as counterfeiting of identity in digital transactions. The Company delivers security solutions for identification and authentication of people, products and packaging in a variety of applications in the security field for both digital and physical transactions. The products can be used to manage and issue secure credentials, including national IDs, passports, driver licenses and access control credentials, as well as comprehensive authentication security software to secure physical and logical access to facilities, computer networks, internet sites and mobile applications.

The Company’s activities are subject to significant risks and uncertainties, including the need to secure additional funding to operationalize the Company’s current technology.

Basis of Presentation	Basis of Presentation The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America.
Reverse Stock Split and Changes to Company's Preferred Stock
Reverse Stock Split and Changes to Company’s Preferred Stock

On May 26, 2015, the board of directors of the Company (the “Board”), acting by written consent in lieu of a special meeting, unanimously approved and adopted: (a) a reverse stock split of all of the Company’s issued and outstanding capital stock based on a minimum 1-for-40 split, up to a maximum 1-for-100 split (the “Reverse Stock Split”), and recommended the same for the Company’s stockholders for approval, and (b) a Second Amended Certificate of Designation for Series A Preferred Stock, which amended the designations, preferences, powers and rights of the shares of the Company’s Series A convertible preferred stock, par value $0.001 per share (the “Series A Preferred Stock”), which were originally set forth in that certain Amended Certificate of Designation for Series A Preferred Stock, dated December 19, 2003.

On May 28, 2015, those stockholders of the Company holding a majority of the issued and outstanding shares of Common Stock and Series A Preferred Stock, acting by written consent in lieu of a special meeting, voted to approve the Reverse Stock Split.

On June 11, 2015, at a duly authorized special meeting of the Board, the Board (a) finalized, adopted and approved a resolution setting the Reverse Stock Split exchange ratio to a 1-for-85 split and (b) approved and adopted a new Certificate of Designation for Series B Preferred Stock, establishing the designations, preferences, powers and rights of the shares of the Company’s Series B convertible preferred stock, par value $0.001 per share (the “Series B Preferred Stock,” and together with the Series A Preferred Stock, the “Preferred Stock”).

On July 23, 2015, the Company completed the 1-for-85 Reverse Stock Split of all of its outstanding Common Stock and Preferred Stock. The total number of authorized capital stock of the Company remained unchanged at its current total of 750,000,000, with 675,000,000 designated as Common Stock and 75,000,000 designated as Preferred Stock. The accompanying financial statements and notes to the financial statements give retroactive effect to the Reverse Stock Split for all periods presented, unless otherwise specified.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Comprehensive Income
Comprehensive Income
The Company follows Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 220, “Comprehensive Income,” in reporting comprehensive income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Since the Company has no items of other comprehensive income (loss), comprehensive income (loss) is equal to net income (loss).

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company’s financial instruments consist of accounts receivable, accounts payable and accrued expenses, warrant liability and notes payable. The carrying value of accounts receivable, accounts payable and accrued expenses approximate their fair value because of their short maturities.

The Company follows FASB ASC 820, “Fair Value Measurements and Disclosures,” and applies it to all assets and liabilities that are being measured and reported on a fair value basis. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

The level in the fair value within which a fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Cash and Cash Equivalents
Cash and Cash Equivalents
For purposes of reporting cash flows, the Company considers all cash accounts, which are not subject to withdrawal restrictions or penalties, and certificates of deposit and commercial paper with original maturities of 90 days or less to be cash or cash equivalents.

Concentration of Credit Risk Involving Cash and Cash Equivalents
Concentration of Credit Risk Involving Cash and Cash Equivalents
The Company’s cash and cash equivalents are held at one financial institution. At times, the Company’s deposits may exceed Federal Deposit Insurance Corporation (FDIC) coverage limits. The Company has not experienced any losses from maintaining cash accounts in excess of federally insured limits.

Inventory	Inventory Inventory principally consists of penlights and pigments and is stated at the lower of cost (determined by the first-in, first-out method) or market.
Property and Equipment
Property and Equipment
Property and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, principally five to seven years. Maintenance and repairs of property are charged to operations, and major improvements are capitalized. Upon retirement, sale, or other disposition of property and equipment, the costs and accumulated depreciation are eliminated from the accounts, and any resulting gain or loss is included in operations.

Patents and Trademark
Patents and Trademark
The current patent portfolio consists of ten granted patents and six applications pending.   The Company has also purchased a trademark. Costs associated with the registration and legal defense of the patents have been capitalized and are amortized on a straight-line basis over the estimated lives of the patents which were determined to be 17 to 20 years.

Long-Lived Assets
Long-Lived Assets
The Company evaluates the recoverability of its long-lived assets in accordance with ASC 360 “Property, Plant, and Equipment.” The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets are measured by a comparison of the carrying amount of an asset to future cash flows expected to be generated by the asset, undiscounted and without interest or independent appraisals. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the assets.

Deferred Financing Costs
Deferred Financing Costs
Costs incurred in securing long-term debt are deferred and amortized, as a charge to interest expense, over the term of the related debt.  In the case of long-term debt modifications, the Company follows the guidance provided by ASC 470-50, “Debt – Modification and Extinguishments.”

Convertible Notes Payable
Convertible Notes Payable
Convertible notes payable, for which the embedded conversion feature does not qualify for derivative treatment, are evaluated to determine if the effective or actual rate of conversion per the terms of the convertible note agreement is below market value. In these instances, the Company accounts for the value of the beneficial conversion feature (BCF) as a debt discount, which is then accreted to interest expense over the life of the related debt using the straight-line method which approximates the effective interest method.

Derivative Instruments
Derivative Instruments
The Company evaluates its convertible debt, Preferred Stock, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with FASB ASC 480, “Distinguish by Liabilities from Equity” (FASB ASC 480), and FASB ASC 815, “Derivatives and Hedging” (“FASB ASC 815”). The result of this accounting treatment is that the fair value of the embedded derivative, if required to be bifurcated, is marked-to-market at each balance sheet date and recorded as a liability. The change in fair value is recorded in the Statement of Operations as a component of other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified as liabilities at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

Revenue Recognition
Revenue Recognition
In accordance with FASB ASC 605, “Revenue Recognition,” the Company recognizes revenue when (i) persuasive evidence of a customer or distributor arrangement exists, (ii) a retailer, distributor or wholesaler receives the goods and acceptance occurs, (iii) the price is fixed or determinable, and (iv) collectability of the revenue is reasonably assured. Subject to these criteria, the Company recognizes revenue from product sales, consisting mainly of pigments and penlights, upon shipment to the customer. Royalty revenue is recognized upon receipt of notification from a customer that the Company’s product has been used in the customer’s production process.

Income Taxes
Income Taxes
The Company follows FASB ASC 740, “Income Taxes,” when accounting for income taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities. Tax years from 2012 through 2015 remain subject to examination by major tax jurisdictions.

Stock-based Payments
Stock-based Payments

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, “Compensation—Stock Compensation”, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method.

The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASC 505-50, “Equity-Based Payments to Non-Employees” (“FASB ASC 505-50”). Under FASB ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Non-employee equity based payments are recorded as an expense over the service period, as if the Company had paid cash for the services. At the end of each financial reporting period, prior to vesting or prior to the completion of the services, the fair value of the equity based payments will be re-measured and the non-cash expense recognized during the period will be adjusted accordingly. Since the fair value of equity based payments granted to non-employees is subject to change in the future, the amount of the future expense will include fair value re-measurements until the equity based payments are fully vested or the service completed.

Advertising Costs
Advertising Costs

Advertising costs are expensed as incurred. Advertising costs were approximately $458 and $62,835 for the years ended December 31, 2015 and 2014 and are included in sales and marketing expenses.

Research and Development Costs
Research and Development Costs

In accordance with FASB ASC 730, research and development costs are expensed when incurred. Research and development costs for the years ended December 31, 2015 and 2014 were $2,529,833 and $10,590,271.

Basic and Diluted Net Income per Share of Common Stock
Basic and Diluted Net Income per Share of Common Stock
The Company follows FASB ASC 260, “Earnings Per Share,” when reporting Earnings Per Share resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss for each of the years presented, common stock equivalents, including preferred stock, stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and diluted loss per share were the same.

Segment Information
Segment Information
The Company is organized and operates as one operating segment wherein the Company’s patented technologies are utilized to address counterfeiting issues. In accordance with FASB ASC 280, “Segment Reporting” (“FASB ASC 280”), the chief operating decision-maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Since the Company operates in one segment and provides one group of similar products, all financial segment and product line information required by FASB ASC 280 can be found in the financial statements.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
As of December 31, 2015 and for the period then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company’s financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this Update provide guidance about management’s responsibility to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to provide related footnote disclosures. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company is evaluating the effect of the adoption of this standard.

In November 2014, the FASB issued ASU No. 2014-16, Derivatives and Hedging (Topic 815), Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. The amendments in this Update apply to all entities that are issuers of, or investors in, hybrid financial instruments that are issued in the form of a share.

For hybrid financial instruments issued in the form of a share, an entity (an issuer or an investor) should determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of relevant facts and circumstances. That is, an entity should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract.
The effects of initially adopting the amendments in this Update should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted to all relevant prior periods. The Company does not anticipate the adoption of this standard to have a material effect on the financial statements.

The amendments in this Update are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. If an entity early adopts the amendments in an interim period, any adjustments shall be reflected as of the beginning of the fiscal year that includes that interim period.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes. The amendments in this Update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. For public business entities, the amendments in this Update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Company does not anticipate the adoption of this standard to have a material effect on the financial statements.